OFI Global Asset Management, Inc.

225 Liberty Street,

New York, New York 10281-1008

October 27, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Small Cap Value Fund
File Nos. 333-206691 and 811-23090

To the Securities and Exchange Commission:

On behalf of Oppenheimer Small Cap Value Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment (the "Amendment") to the Fund’s Registration Statement on Form N-1A (the "Registration Statement") filed on August 31, 2015.

The Amendment is marked to show changes in response to certain comments of the Commission staff, as well as other changes to the Registration Statement. This filing also includes, under separate letter, our response addressing the comments of the Commission staff. Additionally, this filing contains the Fund’s initial financial statements, the consent of the Fund’s auditors, and the opinion of counsel regarding the issuance of the Fund’s shares.

This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine. We are also requesting, under a separate Request for Acceleration of Effective Date, that the Registration Statement please be declared effective on November 11, 2015 at or prior to 3 p.m., or as soon as possible thereafter.

We would be happy to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate any further comments the Commission staff may have as soon as possible. Please direct any communications relating to this filing to:

Taylor V. Edwards
OFI Global Asset Management, Inc.,
225 Liberty Street, New York, New York 10281
212.323.0310
tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman
Vice President & Assistant Counsel

cc:	Alison White, Esq.
Kramer Levin Naftalis & Frankel LLP
Gloria J. LaFond